SUBSEQUENT EVENT: - Business Combination agreement (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 08, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENT:
Proceeds from issuance of PIPE		$ 5,033,000	$ 22,000	$ 64,000	$ 14,000
Issuance shares		1,978,000			$ 750,000
Endurance Acquisition Corp
SUBSEQUENT EVENT:
Estimated gross increase in cash		29,100,000
Expenses related to the transactions		20,000,000
Goodwill		0
Intangible assets		0
Endurance Acquisition Corp | Cantor Fitzgerald Principal Investments | Maximum
SUBSEQUENT EVENT:
Issuance shares		75,000,000
Endurance Acquisition Corp | Maximum Redemption scenario
SUBSEQUENT EVENT:
Estimated gross increase in cash		35,000,000
Endurance Acquisition Corp | No Redemption scenario
SUBSEQUENT EVENT:
Proceeds from issuance of PIPE		$ 227,000,000
Business Combination agreement | Endurance Acquisition Corp
SUBSEQUENT EVENT:
Proceeds from issuance of PIPE	$ 29,100,000
Expenses related to the transactions	30,000,000
Goodwill	0
Intangible assets	0
Business Combination agreement | Endurance Acquisition Corp | Cantor Fitzgerald Principal Investments
SUBSEQUENT EVENT:
Issuance shares	75,000,000
Business Combination agreement | Endurance Acquisition Corp | Maximum Redemption scenario
SUBSEQUENT EVENT:
Estimated gross increase in cash	42,500,000
Business Combination agreement | Endurance Acquisition Corp | No Redemption scenario
SUBSEQUENT EVENT:
Estimated gross increase in cash	$ 230,100,000